Document and Entity Information Document	Feb. 14, 2024
Document Information [Line Items]
Entity Registrant Name	Diebold Nixdorf, Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	50 Executive Parkway, P.O. Box 2520
Entity Address, City or Town	Hudson,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
Entity Central Index Key	0000028823
Amendment Flag	false
Document Type	8-K
City Area Code	330
Local Phone Number	490-4000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DBD
Entity Emerging Growth Company	false
Document Period End Date	Feb. 14, 2024
Security Exchange Name	NYSE